Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of reclassifications out of accumulated other comprehensive loss

The Company had the following reclassifications out of Accumulated Other Comprehensive Loss during the years ended December 31, 2019, 2018 and 2017, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income	2019	2018	2017
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	$3,622	$3,694	$3,694
Accelerated amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	—	1,443	—
Total Reclassifications		$3,622	$5,137	$3,694